Derivatives (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivative Instruments
As of June 30, 2017 and December 31, 2016, fair values of the following derivative instruments were included in the balance sheet captions indicated below:

	Fair Value of Derivative Instruments
	Hedging Contracts		Derivatives Not Designated as Hedges
(In thousands)	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Foreign Currency Contracts	Commodity Contracts	Gross Amounts of Assets/Liabilities Recognized	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts in Consolidated Balance Sheet
As of June 30, 2017
Prepaid expenses and other current assets	$—	$10,416	$—	$556	$13,385	$24,357	$—	$24,357
Other assets	1,665	66,374	—	15	21,105	89,159	—	89,159
Total assets	$1,665	$76,790	$—	$571	$34,490	$113,516	$—	$113,516
Accounts payable, accrued expenses and other current liabilities	$10,414	$—	$782	$—	$—	$11,196	$—	$11,196
Total liabilities	$10,414	$—	$782	$—	$—	$11,196	$—	$11,196

As of December 31, 2016
Prepaid expenses and other current assets	$1,150	$3,664	$—	$953	$12,028	$17,795	$—	$17,795
Other assets	411	62,474	—	460	25,167	88,512	—	88,512
Total assets	$1,561	$66,138	$—	$1,413	$37,195	$106,307	$—	$106,307
Accounts payable, accrued expenses and other current liabilities	$10,689	$—	$814	$—	$—	$11,503	$—	$11,503
Liabilities related to assets held for sale	—	—	4,041	—	—	4,041	—	4,041
Other long-term liabilities	47	—	—	—	—	47	—	47
Non-current liabilities related to assets held for sale	—	—	16,786	—	—	16,786	—	16,786
Total liabilities	$10,736	$—	$21,641	$—	$—	$32,377	$—	$32,377

Schedule of Notional Amounts for Derivative Instruments
As of June 30, 2017 and December 31, 2016, notional amounts for derivative instruments consisted of the following:

	Notional Amount as of
(In thousands)	June 30, 2017	December 31, 2016
Derivatives designated as hedges:
Interest rate swaps (USD)	409,767	433,874
Interest rate swaps (CAD)	160,331	84,713
Commodity contracts (MWhs)	16,224	16,988
Derivatives not designated as hedges:
Interest rate swaps (USD)	14,313	14,681
Interest rate swaps (GBP)	—	222,018
Foreign currency contracts (CAD)	19,775	25,075
Commodity contracts (MWhs)	1,186	1,407

Gains and Losses on Derivatives Not Designated As Hedges
Gains and losses on derivatives not designated as hedges for the three and six months ended June 30, 2017 and 2016 consisted of the following:

	Location of Loss (Gain) in the Statements of Operations	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)		2017	2016	2017	2016
Interest rate swaps	Interest expense, net	$1,818	$30,916	$3,192	$31,456
Foreign currency contracts	Loss on foreign currency exchange, net	347	(1,369)	560	(833)
Commodity contracts	Operating revenues, net	(1,579)	937	(5,692)	(7,524)

Gains and Losses Recognized Related to Interest Rate Swaps and Commodity Contracts Designated as Cash Flow Hedges
Gains and losses recognized related to interest rate swaps and commodity contracts designated as cash flow hedges for the three and six months ended June 30, 2017 and 2016 consisted of the following:

	Three Months Ended June 30,
	Gain (Loss) Recognized in Other Comprehensive Income (Effective Portion) net of taxes[1]		Location of Amount Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)[2]		Amount of (Gain) Loss Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
(In thousands)	2017	2016		2017	2016	2017	2016
Interest rate swaps	$(1,633)	$(8,149)	Interest expense, net	$(217)	$3,197	$(322)	$163
Commodity contracts	(1,799)	(5,489)	Operating revenues, net	(18)	(6,984)	2,894	3,083
Total	$(3,432)	$(13,638)		$(235)	$(3,787)	$2,572	$3,246
————

(1)
Net of tax benefit of $0.5 million and $3.7 million attributed to interest rate swaps and commodity contracts during the three months ended June 30, 2017, respectively. There were no taxes attributed to derivatives designated as cash flow hedges during the three months ended June 30, 2016.

(2)
Net of tax benefit of $1.7 million and tax expense of $2.1 million attributed to interest rate swaps and commodity contracts during the three months ended June 30, 2017, respectively. There were no taxes attributed to derivatives designated as cash flow hedges during the three months ended June 30, 2016.

	Six Months Ended June 30,
	Gain (Loss) Recognized in Other Comprehensive Income (Effective Portion) net of taxes[1]		Location of Amount Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)[2]		Amount of (Gain) Loss Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
(In thousands)	2017	2016		2017	2016	2017	2016
Interest rate swaps	$(3,252)	$(40,342)	Interest expense, net	$2,644	$6,630	$(648)	$491
Commodity contracts	13,874	(6,261)	Operating revenues, net	(3,265)	(10,048)	(24)	3,083
Total	$10,622	$(46,603)		$(621)	$(3,418)	$(672)	$3,574
————

(1)
Net of tax benefit of $0.5 million and tax expense of $2.1 million attributed to interest rate swaps and commodity contracts during the six months ended June 30, 2017, respectively. There were no taxes attributed to derivatives designated as cash flow hedges during the six months ended June 30, 2016.

(2)
Net of tax benefit of $1.7 million and tax expense of $2.1 million attributed to interest rate swaps and commodity contracts during the six months ended June 30, 2017, respectively. There were no taxes attributed to derivatives designated as cash flow hedges during the six months ended June 30, 2016.